Real Estate Properties Held for Lease, Net - Additional Information (Detail) - Real Estate Properties Held For Lease - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 4.2	$ 3.9
Real estate property held for lease pledged to bank to obtain loan facilities	$ 123.0	$ 145.3